Taxation	12 Months Ended
Dec. 31, 2017
Disclosure - Taxation [Abstract]
Taxation
14. Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or capital gains tax under current Bermuda law. In the event that there is a change in current law such that taxes on income or capital gains are imposed, the Company and its Bermuda domiciled subsidiaries would be exempt from such tax until March 2035 pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Canada, France, Ireland, Singapore, Switzerland and the U.S.
Income tax returns are open for examination for the tax years 2012-2017 in Hong Kong, 2013-2017 in Canada and Ireland, 2014-2017 in the U.S., 2015-2017 in Singapore and France, and 2016-2017 in Switzerland. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax expense for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2017	2016	2015
Current income tax (benefit) expense
U.S.	$(10,031)	$2,798	$81,066
Non U.S.	76,425	26,913	95,720
Total current income tax expense	$66,394	$29,711	$176,786
Deferred income tax expense (benefit)
U.S.	$5,538	$10,070	$(59,624)
Non U.S.	(58,702)	(127)	(44,125)
Total deferred income tax (benefit) expense	$(53,164)	$9,943	$(103,749)
Unrecognized tax (benefit) expense
U.S.	$—	$—	$—
Non U.S.	(2,872)	(13,731)	6,627
Total unrecognized tax (benefit) expense	$(2,872)	$(13,731)	$6,627
Total income tax (benefit) expense
U.S.	$(4,493)	$12,868	$21,442
Non U.S.	14,851	13,055	58,222
Total income tax expense	$10,358	$25,923	$79,664

Income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income before taxes was as follows for the years ended December 31, 2017, 2016 and 2015 (in thousands of U.S. dollars):

	2017	2016	2015
Domestic (Bermuda)	82,219	334,559	(63,603)
Foreign	192,160	138,672	250,417
Income before taxes	274,379	473,231	186,814

Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	11.4	6.9	58.3
Impact of foreign exchange (losses) gains	(3.2)	2.2	1.1
Unrecognized tax (benefit) expense	(1.0)	(2.9)	3.5
Tax-exempt income and expenses not deductible	(5.2)	(3.2)	(8.0)
Foreign branch tax	(24.6)	0.3	(26.8)
Valuation allowance	24.8	0.3	15.2
Other	1.6	1.9	(0.7)
Actual tax rate	3.8%	5.5%	42.6%

During the year ended December 31, 2017, both the United States and France enacted tax rate changes. On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act ("TCJA") to reduce the corporate income tax rate from 35% to 21% effective for taxable years beginning after December 31, 2017. On December 30, 2017, France enacted legislation to progressively reduce the current corporate income tax rate of 34.43% to specific scheduled effective rates, including the applicable surtax, for each subsequent year end which includes 28.92% on the first €500,000 taxable income and 34.43% on the remainder for 2018 decreasing to 25.83% for 2022. As a result, income tax expense for the year ended December 31, 2017 was adjusted to reflect the impact of these tax rate changes and resulted in an increase to income tax expense of $5 million. This increase reflects the revaluation of deferred tax assets and liabilities in the United States and France at December 31, 2017.
The Company continues to review and analyze the provisions of the TCJA and the impact on our financial statements. Given the complexity of the legislation, anticipated guidance from the U.S. Treasury, and the potential for additional guidance from the Securities and Exchange Commission or the Financial Accounting Standards Board, the impact of the TCJA may differ from the estimates booked, in which case, any adjustments will be recorded during 2018.
The components of net tax assets and liabilities at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Net tax assets	$133,169	$194,170
Net tax liabilities	(154,947)	(166,113)
Net tax (liabilities) assets	$(21,778)	$28,057

	December 31, 2017	December 31, 2016
Net current tax assets	53,900	145,831
Net deferred tax liabilities	(67,737)	(108,084)
Net unrecognized tax benefit	(7,941)	(9,690)
Net tax (liabilities) assets	$(21,778)	$28,057

Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$34,806	$49,029
Foreign tax credit carryforwards	163,134	80,390
Tax loss carryforwards	36,405	35,708
Unearned premiums	14,425	25,518
Other deferred tax assets	31,566	24,012
	280,336	214,657
Valuation allowance	(185,615)	(91,819)
Deferred tax assets	94,721	122,838
Deferred tax liabilities
Deferred acquisition costs	29,204	50,313
Goodwill and other intangibles	70,674	79,606
Equalization reserves	27,252	39,812
Unrealized appreciation and timing differences on investments	13,361	5,946
Unrealized appreciation and timing differences on foreign exchange revaluations	13,413	49,645
Other deferred tax liabilities	8,554	5,600
Deferred tax liabilities	162,458	230,922
Net deferred tax liabilities	$(67,737)	$(108,084)

Realization of the deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2017 relates to a foreign tax credit carryforward of $163 million in Ireland, other deferred foreign tax of $7 million in Ireland, and net deferred tax assets of $10 million in Canada and $7 million in the United States. The valuation allowance recorded at December 31, 2016 related to a foreign tax credit carryforward of $80 million, other deferred foreign tax of $7 million in Ireland, tax loss carryforwards of $4 million in Canada, and $1 million in the United States.
At December 31, 2017, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $18 million in Singapore, $8 million in Ireland, and $2 million in Hong Kong, which can be carried forward for an unlimited period of time. At December 31, 2016, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $20 million in Singapore, $5 million in France, $1 million in Ireland, and $1 million in Hong Kong, which can be carried forward for an unlimited period of time, and $2 million in Canada, which can be carried forward for 20 years.
The total amount of unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	January 1, 2017	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2017
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$8,722	$281	$589	$(4,115)	$983	$6,460
Interest and penalties recognized on the above	968	900	6	(534)	141	1,481
Total unrecognized tax benefits, including interest and penalties	$9,690	$1,181	$595	$(4,649)	$1,124	$7,941

	January 1, 2016	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2016
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$22,255	$(13,728)	$688	$(112)	$(381)	$8,722
Interest and penalties recognized on the above	1,583	(573)	5	(11)	(36)	968
Total unrecognized tax benefits, including interest and penalties	$23,838	$(14,301)	$693	$(123)	$(417)	$9,690

	January 1, 2015	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2015
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$18,266	$29	$8,683	$(3,039)	$(1,684)	$22,255
Interest and penalties recognized on the above	566	716	261	(24)	64	1,583
Total unrecognized tax benefits, including interest and penalties	$18,832	$745	$8,944	$(3,063)	$(1,620)	$23,838

For the years ended December 31, 2017, 2016 and 2015, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as income tax expense in its Consolidated Statements of Operations.
At December 31, 2017, there was no unrecognized tax benefit which is reasonably possible to change within twelve months.